AST MANAGED FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 97.4%
Affiliated Mutual Funds — 95.5%
AST Blackrock Low Duration Bond Portfolio*	38,836	$ 436,908
AST High Yield Portfolio*	218,858	2,427,130
AST PIMCO Dynamic Bond Portfolio*	44,121	438,120
AST Prudential Core Bond Portfolio*	2,564,080	34,230,465
AST Wellington Management Global Bond Portfolio*	240,981	2,882,136
AST Western Asset Emerging Markets Debt Portfolio*	146,137	1,740,494

Total Affiliated Mutual Funds (cost $38,152,563)(w)		42,155,253
Exchange-Traded Funds — 1.9%
iShares 3-7 Year Treasury Bond ETF	2,640	334,752
iShares TIPS Bond ETF	4,188	487,023

Total Exchange-Traded Funds (cost $802,942)		821,775

Total Long-Term Investments (cost $38,955,505)		42,977,028

Short-Term Investments — 2.8%
Affiliated Mutual Fund — 2.8%
PGIM Core Ultra Short Bond Fund (cost $1,214,720)(w)	1,214,720	1,214,720

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
1.919%(s)	12/19/19	20	19,924
(cost $19,916)

Total Short-Term Investments (cost $1,234,636)			1,234,644

TOTAL INVESTMENTS—100.2% (cost $40,190,141)			44,211,672

Liabilities in excess of other assets(z) — (0.2)%			(76,860)

Net Assets — 100.0%			$ 44,134,812

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
TIPS	Treasury Inflation-Protected Securities

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield to maturity at purchased date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
5	10 Year U.S. Treasury Notes	Dec. 2019	$651,562	$(6,260)
2	5 Year U.S. Treasury Notes	Dec. 2019	238,297	(1,518)
				$(7,778)
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AST MANAGED FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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